Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Taxes [Abstract]
Schedule of Income (loss) Before Income Taxes	The components of income (loss) before income taxes are as follows:
	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021

Non-PRC	$(421)	$(472)	$-
PRC	13,049	9,897	8,161
Total	$12,628	$9,425	$8,161

Schedule of Income Tax Provision	The components of the income tax provision are as follows:
	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021

Current	$796	$361	$21
Deferred	1,524	1,238	1,496
Total	$2,320	$1,599	$1,517

Schedule of Statutory Rates to the Company’s Effective Tax Rate	The following table reconciles the China statutory rates to the Company’s effective tax rate for the years ended December 31, 2023, 2022 and 2021:
	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021

PRC statutory income tax rate	25.0%	25.0%	25.0%
Effect of preferential tax rates (1)	(6.2)%	(2.8)%	(3.8)%
Eligible additional deduction (2)	(3.5)%	(3.3)%	(3.2)%
Impact of different tax rates in other jurisdictions	0.8%	1.3%	-%
Non-taxable and exemptions	(0.3)%	(3.3)%	-%
Permanent differences (3)	2.6%	0.1%	0.6%
Effective income tax rate	18.4%	17.0%	18.6%
(1)	Preferential tax rates for small and micro enterprises and high-tech entities.
(2)	Eligible additional deduction mainly consisted of research and development super deduction and disabled staff super deduction.
(3)	Permanent differences mainly consisted of non-deductible meal and entertainment fees in PRC tax returns.

Schedule of Financial Accounting Basis and Tax Basis of Assets and Liabilities	The following table summarizes deferred tax assets and liabilities resulting from differences between financial accounting basis and tax basis of assets and liabilities:
	As of December 31, 2023	As of December 31, 2022

Deferred tax assets:
Net operating losses carryforward	$609	$2,300
Allowance for credit losses	913	874
Deferred income (a)	267	279
Intangible assets (b)	155	134
Operating lease liabilities	4,303	-
Subtotal	6,247	3,587
Less: valuation allowance	-	-
Deferred tax assets	$6,247	$3,587

Deferred tax liabilities:
Operating lease right-of-use assets	$4,254	$-
Deferred tax liabilities	$4,254	$-
(a)	Deferred income represents the assets related government subsidies, which will amortize on a straight-line basis within the useful life of related assets. The tax basis is recognized when the Company received the subsidies.

(b)	Intangible asset represents the amortization temporary difference of licensed software. Management uses 10 years useful life as the tax basis, which is different from the 5 years useful life in accounting basis.

Schedule of Tax Payable	Tax payable consisted of the following:
	As of December 31, 2023	As of December 31, 2022

Value-added tax payable	$1,665	$1,828
Income tax payable	343	185
Other taxes payable	270	194
Total	$2,278	$2,207